INVENTORIES	12 Months Ended
Dec. 31, 2019
INVENTORIES
INVENTORIES

7.          INVENTORIES

	December 31,	December 31,
	2019	2018

Materials and supplies	$13,403	$11,548
Finished metal	8,213	12,745
In-circuit	329	458
	$21,945	$24,751

As at December 31, 2019, $2,500 (2018 – $3,138) of depreciation and depletion and $69 (2018 – $199) of site share-based compensation was included in inventory.